Leases - Lease Amounts Included in Consolidated Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease income—sales-type and direct financing leases
Sales-type lease selling price	$ 2,226	$ 865	$ 1,280
Less: Carrying value of underlying assets	(528)	(176)	(245)
Gross profit	1,697	689	1,034
Interest income on lease receivables	243	268	242
Total sales-type and direct financing lease income	1,940	958	1,276
Lease income—operating leases	43	60	93
Variable lease income	74	68	68
Total lease income	$ 2,058	$ 1,085	$ 1,437